Derivative Financial Instruments and Hedge Accounting - Summary of Gains and Losses from Hedging Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Income tax effect	₩ 25,599	₩ (24,500)	₩ 3,194
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(6,089)	62,426	(10,486)
Gains(losses) on hedging instruments	(187,364)	89,179	34,070
Gains (losses) on the hedged items attributable to the hedged risk	188,556	(26,899)	(44,655)
Total	1,192	62,280	(10,585)
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(12,058)	5,742	2,753
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	5,969	56,684	(13,239)
Cash Flow Hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	96,491	(55,240)	(64,531)
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)	95,478	(48,034)	(65,323)
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)	1,013	(7,206)	792
Reclassification to profit or loss	(53,080)	39,190	21,604
Income tax effect	(21,534)	7,580	10,537
Other comprehensive income (loss) after tax	20,864	(1,264)	(33,182)
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(88,729)	88,769	(13,410)
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)	(88,729)	88,769	(13,410)
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)	0	0	0
Reclassification to profit or loss	5,195	0	1,316
Income tax effect	25,599	(24,500)	3,194
Other comprehensive income (loss) after tax	₩ (57,935)	₩ 64,269	₩ (8,900)